Segments and Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2013
Percentage of Revenue Earned by Geographical Area

During the years ended December 31, 2013, 2012 and 2011, the percentage of revenues earned by geographic area, based on drilling location, is as follows:

	Years Ended December 31,
	2013	2012	2011
Nigeria	52.1%	63.6%	100%
Gulf of Mexico	26.1%	14.3%	—
Brazil	21.8%	22.1%	—